Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Defined Contribution Plan [abstract]
Summary of retirement benefits

	United States Dollar
Figures in millions unless otherwise stated	2023	2022	2021

All employees are members of various defined contribution retirement schemes.
Contributions to the various retirement schemes are fully expensed during the period in which they are incurred.
Retirement benefit costs	33.8	35.0	32.9